Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Parenthetical [Abstract]
Allowances for receivables	$ 55,917	$ 63,098